Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Netting recognized on the balance sheet
Gross liabilities before netting	$ 282.6	$ 291.7
Netting with gross assets	(104.3)	(90.4)
Net liabilities recognized on the balance sheet	178.3	201.3
Netting potential not recognized on the balance sheet
Financial assets	(119.7)	(135.3)
Collateral pledged	(36.0)	(42.3)
Liabilities after consideration of netting potential	22.5	23.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	30.4	26.3
Total liabilities
Total liabilities after consideration of netting potential	53.0	49.9
Total liabilities recognized on the balance sheet	208.7	227.6
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	16.1	14.1
Netting with gross assets	(12.1)	(11.1)
Net liabilities recognized on the balance sheet	4.0	3.0
Netting potential not recognized on the balance sheet
Financial assets	(0.8)	(1.3)
Collateral pledged	(3.2)	(1.8)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.8	1.2
Total liabilities
Total liabilities after consideration of netting potential	1.8	1.2
Total liabilities recognized on the balance sheet	5.8	4.2
Derivative financial instruments
Netting recognized on the balance sheet
Gross liabilities before netting	135.9	150.3
Netting with gross assets	(2.5)	(2.5)
Net liabilities recognized on the balance sheet	133.5	147.8
Netting potential not recognized on the balance sheet
Financial assets	(99.3)	(110.9)
Collateral pledged	(24.5)	(26.2)
Liabilities after consideration of netting potential	9.7	10.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	7.2	7.1
Total liabilities
Total liabilities after consideration of netting potential	16.9	17.8
Total liabilities recognized on the balance sheet	140.7	154.9
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	33.5	34.9
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	33.5	34.9
Netting potential not recognized on the balance sheet
Financial assets	(17.2)	(20.0)
Collateral pledged	(3.4)	(1.9)
Liabilities after consideration of netting potential	12.9	13.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.4	1.6
Total liabilities
Total liabilities after consideration of netting potential	14.3	14.5
Total liabilities recognized on the balance sheet	34.9	36.4
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	97.1	92.5
Netting with gross assets	(89.8)	(76.9)
Net liabilities recognized on the balance sheet	7.3	15.6
Netting potential not recognized on the balance sheet
Financial assets	(2.5)	(3.2)
Collateral pledged	(4.8)	(12.4)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	20.1	16.4
Total liabilities
Total liabilities after consideration of netting potential	20.1	16.4
Total liabilities recognized on the balance sheet	27.4	32.0
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	96.7	92.1
Netting with gross assets	(89.8)	(76.9)
Net liabilities recognized on the balance sheet	6.9	15.3
Netting potential not recognized on the balance sheet
Financial assets	(2.5)	(3.2)
Collateral pledged	(4.4)	(12.1)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.0	0.1
Total liabilities
Total liabilities after consideration of netting potential	0.0	0.1
Total liabilities recognized on the balance sheet	$ 6.9	$ 15.3